STOCK OPTIONS AND WARRANTS (Narrative) (Details) - shares	Nov. 05, 2014	Jan. 31, 2012
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		3,000,000
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	3,000,000